PARTNERSHIP CAPITAL - Capital Categories (Details) - USD ($)		3 Months Ended				6 Months Ended				12 Months Ended
	Jan. 21, 2022	Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022
Changes in equity [abstract]
Balance as		$ 28,312,000,000		$ 26,975,000,000		$ 25,554,000,000		$ 26,391,000,000		$ 26,391,000,000
Unit issuance		2,000,000	[1]	4,000,000	[2]	8,000,000	[3],[4]	8,000,000	[5]
Balance as		28,623,000,000		26,039,000,000		28,623,000,000		26,039,000,000		25,554,000,000
Redeemable Partnership Units held by Brookfield
Changes in equity [abstract]
Balance as		2,149,000,000		2,420,000,000		2,263,000,000		2,408,000,000		2,408,000,000
Balance as		2,195,000,000		2,282,000,000		2,195,000,000		2,282,000,000		2,263,000,000
Non-controlling interest – BIPC exchangeable shares
Changes in equity [abstract]
Balance as		1,225,000,000		1,381,000,000		1,289,000,000		1,369,000,000		1,369,000,000
Balance as		1,254,000,000		1,303,000,000		1,254,000,000		1,303,000,000		1,289,000,000
Limited Partners 1
Changes in equity [abstract]
Balance as		5,112,000,000		5,741,000,000		5,372,000,000		5,702,000,000		5,702,000,000
Unit issuance		2,000,000	[1]	4,000,000	[2]	8,000,000	[3],[4]	8,000,000	[5]
Balance as		5,229,000,000		5,419,000,000		5,229,000,000		5,419,000,000		5,372,000,000
Non-controlling Interest - Exchange LP Units, equity
Changes in equity [abstract]
Balance as		68,000,000	[6]	81,000,000	[7]	72,000,000		85,000,000		85,000,000
Balance as		68,000,000	[6]	75,000,000	[7]	68,000,000	[6]	75,000,000	[7]	72,000,000
Limited partners’ capital | Redeemable Partnership Units held by Brookfield
Changes in equity [abstract]
Balance as						$ 2,728,000,000		$ 2,728,000,000		$ 2,728,000,000
Opening balance (in shares)						193,587,223		193,587,223		193,587,223
Unit issuance						$ 0				$ 0
Issued for cash (in shares)						0				0
Balance as		$ 2,728,000,000				$ 2,728,000,000				$ 2,728,000,000
Ending balance (in shares)		193,587,223				193,587,223				193,587,223
Limited partners’ capital | Non-controlling interest – BIPC exchangeable shares
Changes in equity [abstract]
Balance as						$ 1,757,000,000		$ 1,755,000,000		$ 1,755,000,000
Opening balance (in shares)						110,567,671		110,157,540		110,157,540
Conversions (in shares)						116,159		100,000		410,131
Conversions						$ 1,000,000		$ 1,000,000		$ 2,000,000
Balance as		$ 1,758,000,000				$ 1,758,000,000				$ 1,757,000,000
Ending balance (in shares)		110,683,830				110,683,830				110,567,671
Limited partners’ capital | General Partner
Changes in equity [abstract]
Balance as						$ 19,000,000		$ 19,000,000		$ 19,000,000
Opening balance (in shares)						2,400,631		2,400,631		2,400,631
Balance as		$ 19,000,000				$ 19,000,000				$ 19,000,000
Ending balance (in shares)		2,400,631				2,400,631				2,400,631
Limited partners’ capital | Limited Partners 1
Changes in equity [abstract]
Balance as		$ 6,099,000,000		6,080,000,000		$ 6,092,000,000		$ 6,074,000,000		$ 6,074,000,000
Opening balance (in shares)						458,380,315		457,901,280		457,901,280
Unit issuance		2,000,000	[1]	4,000,000	[2]	$ 8,000,000	[3],[4]	$ 8,000,000	[5]	$ 13,000,000
Issued for cash (in shares)						262,603				338,953
Conversions						$ 2,000,000				$ 5,000,000
Conversions (in shares)						104,522				140,082
Balance as		$ 6,102,000,000		$ 6,085,000,000		$ 6,102,000,000		6,085,000,000		$ 6,092,000,000
Ending balance (in shares)		458,747,440				458,747,440				458,380,315
Limited partners’ capital | Non-controlling Interest - Exchange LP Units, equity
Changes in equity [abstract]
Balance as						$ 401,000,000		$ 408,000,000		$ 408,000,000
Opening balance (in shares)						6,464,819		7,015,032		7,015,032
Conversions (in shares)						(220,681)				(550,213)
Conversions						$ (3,000,000)		$ 2,000,000		$ (7,000,000)
Balance as		$ 398,000,000				$ 398,000,000				$ 401,000,000
Ending balance (in shares)		6,244,138				6,244,138				6,464,819
Preferred unitholders capital
Changes in equity [abstract]
Balance as						$ 918,000,000		$ 1,138,000,000		$ 1,138,000,000
Opening balance (in shares)						43,901,312		55,881,062		55,881,062
Repurchased and cancelled						$ 0				$ (220,000,000)
Repurchased and cancelled (in shares)						0				(11,979,750)
Balance as		$ 918,000,000				$ 918,000,000				$ 918,000,000
Ending balance (in shares)		43,901,312				43,901,312				43,901,312
Perpetual subordinated notes
Changes in equity [abstract]
Opening balance (in shares)						293,000,000		0		0
Issued for cash (in shares)	12,000,000					0				293,000,000
Ending balance (in shares)		293,000,000				293,000,000				293,000,000

[1]	Refer to Note 15, Partnership Capital.
[2]	Refer to Note 15, Partnership Capital.
[3]	Refer to Note 15, Partnership Capital.
[4]	Refer to Note 5, Acquisition of Businesses.
[5]	Refer to Note 15, Partnership Capital.
[6]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[7]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.